Related-party transactions	6 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Related-party transactions

12. Related-party transactions

EKF Diagnostic Holdings

During the three and six months ended December 31, 2021, the Company incurred expenses of $0.1 million and $0.1 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statement of operations. During the three and six months ended December 31, 2020, the Company incurred expenses of $46,000 and $0.1 million, respectively, related to employees of EKF who provided services to Renalytix and this amount is included in general and administrative expenses in the condensed consolidated statement of operations.

Icahn School of Medicine at Mount Sinai

In May 2018, the Company secured its cornerstone license agreement with ISMMS for research and clinical study work and intended commercialization by the Company (see Note 9). As part of the collaboration, ISMMS became a shareholder in the Company and has subsequently made equity investments both in the Company’s IPO on AIM in November 2018, the subsequent sale of ordinary shares in July 2019 and the Company’s IPO on Nasdaq in July 2020. As of December 31, 2021, amounts due to ISMMS totaled $1.3 million. During the three and six months ended December 31, 2021, the Company incurred expenses of $1.5 million and $2.7 million, respectively, which are included in research and development expenses in the condensed consolidated statement of operations. During the three and six months ended December 31, 2020 the Company incurred expenses of $0.3 million and $0.3 million, respectively, which are included in research and development expenses in the condensed consolidated statement of operations.

Kantaro Biosciences LLC

In connection with the formation of Kantaro, the Company entered into a five-year Advisory Services Agreement (“Advisory Agreement”) pursuant to which the Company has agreed to provide certain advisory services to Kantaro. Pursuant to the Kantaro Operating Agreement, Kantaro issued 750 Class A Units to Mount Sinai in exchange for Mount Sinai granting licenses to Kantaro under certain intellectual property rights of Mount Sinai and 250 Class A Units to the Company as the sole consideration for the services to be rendered by the Company under the Advisory

Agreement. A portion of the Company’s units are subject to forfeiture if, prior to December 31, 2021, Kantaro terminates the Advisory Agreement as a result of an uncured material breach of the Advisory Agreement or in the event the Company is acquired by a hospital or health system that serves all or any portion of the service areas served by Mount Sinai. The Company determined the fair value of the services to be provided under the Advisory Agreement was $2.0 million and the fair value of the Class A units received from Kantaro was $2.0 million. Fair value was determined using discounted cash flows which is a Level 3 measurement in the fair value hierarchy. The method requires several judgments and assumptions which include discount rates and future cash flows, among others. As a result of the impairment charge discussed in Note 5, the carrying value of the Kantaro investment was written down to zero.

A contributing factor to the impairment consideration for Kantaro was lower forecasted sales volume and consequently, a lower time commitment from Renalytix employees. Based on these circumstances, the Company adjusted the liability to perform services to Kantaro under the Advisory Agreement during the year ended June 30, 2021. As of December 31, 2021, the total liability associated with the services was $0.2 million, of which the total amount is classified as a current liability.

For the three and six months ended December 31, 2021, the Company recognized $0.1 million and $0.1 million, respectively, in the statement of operations related to services performed under the Advisory Agreement. For the three and six months ended December 31, 2021, $52,000 and $85,000 of costs incurred related to the performance of the Advisory Agreement services were included within research and development and $18,500 and $46,500 were included in general and administrative expense, respectively. For the three and six months ended December 31, 2020, the Company recognized $0.3 million and $0.8 million, respectively, in the statement of operations related to services performed under the Advisory Agreement. For the three and six months ended December 31, 2020, $0.2 million and $0.4 million of costs incurred related to the performance of the Advisory Agreement services were included within research and development and general and administrative expense, respectively.

In addition to the equity granted at formation, the Company and Mount Sinai each committed to making a loan to Kantaro. Mount Sinai committed to lend an initial amount of $0.3 million and an additional $0.5 million thereafter. The Company committed to lend an initial amount of $83,333 and an additional $166,667 thereafter. Each loan bears interest at a per year rate equal to 0.25%, compounded monthly, until repaid, and is repayable from the first amounts that would otherwise constitute cash available for distribution to the members of Kantaro (provided that each loan repayment will be made, 75% to Mount Sinai and 25% to the Company based on each investor’s proportionate ownership). The Company loaned Kantaro $250,000 and initially recorded a note receivable. The Company elected to recognize the equity investment losses based on the ownership level of each specific investment and will continue to record equity method losses until the amount of the loan receivable is reduced to zero. The loan had a carrying value of approximately $75,000 and $75,000 at December 31, 2021 and June 30, 2021, respectively. Additionally, as of December 31, 2021, the Company had a receivable of $6,000 due from Kantaro.

VericiDx

During the three and six months ended December 31, 2021, the Company paid the salary of an executive of VericiDx and VericiDx has agreed to reimburse the Company for those amounts. As of December 31, 2021, amounts due from VericiDx totaled $29,000.